Prospectus  |  December 18, 2020
Schwab® ETFs
Schwab® U.S. Equity ETFs
Schwab ® U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab ® U.S. Large-Cap ETF	SCHX
Schwab ® U.S. Large-Cap Growth ETF	SCHG
Schwab ® U.S. Large-Cap Value ETF	SCHV
Schwab ® U.S. Mid-Cap ETF	SCHM
Schwab ® U.S. Small-Cap ETF	SCHA
Schwab ® U.S. Dividend Equity ETF	SCHD
Principal U.S. Listing Exchange: NYSE Arca, Inc.
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
•	If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
•	If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
As with all exchange-traded funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF
Ticker Symbol:	SCHB

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Broad Stock Market Index†. The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. As of August 31, 2020, the index was composed of 2,480 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/earnings ratio, industry factors, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
  Schwab U.S. Broad Market ETF | Fund Summary1

the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities,
2Schwab U.S. Broad Market ETF | Fund Summary

may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 14.04% Q1 2019
Worst Quarter: (15.03%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: 5.31%
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Before taxes	30.94%	11.19%	13.43%
After taxes on distributions	30.30%	10.67%	12.96%
After taxes on distributions and sale of shares	18.64%	8.79%	11.17%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Broad Stock Market Index	30.96%	11.21%	13.44%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2010.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
   Schwab U.S. Broad Market ETF | Fund Summary3

Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4Schwab U.S. Broad Market ETF | Fund Summary

Schwab 1000 Index® ETF
Ticker Symbol:	SCHK

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index®.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None
Total annual fund operating expenses	0.05
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$5	$16	$28	$64
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Schwab 1000 Index. The Schwab 1000 Index is a float-adjusted market capitalization weighted index that includes the 1,000 largest stocks of publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in stocks included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (which involves investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole). The correlation between the performance of the fund and the index

  Schwab 1000 Index ETF | Fund Summary5

may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current
6Schwab 1000 Index ETF | Fund Summary

performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 13.92% Q1 2019
Worst Quarter: (13.83%) Q4 2018
Year-to-date performance (before taxes) as of 9/30/20: 6.09%
Average Annual Total Returns as of 12/31/19
	1 Year	Since Inception (10/11/17)
Before taxes	31.37%	13.08%
After taxes on distributions	30.75%	12.59%
After taxes on distributions and sale of shares	18.93%	10.07%
Comparative Index (relects no deduction for expenses or taxes)
Schwab 1000 Index	31.45%	13.15%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
  Schwab 1000 Index ETF | Fund Summary7

Schwab U.S. Large-Cap ETF
Ticker Symbol:	SCHX

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index†. The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Total Stock Market Index includes the components ranked 1-750 by full market capitalization. The index is a float-adjusted market capitalization weighted index. As of August 31, 2020, the index was composed of 761 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
8Schwab U.S. Large-Cap ETF | Fund Summary

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (which involves investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
  Schwab U.S. Large-Cap ETF | Fund Summary9

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 13.88% Q1 2019
Worst Quarter: (14.34%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: 6.69%
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Before taxes	31.40%	11.55%	13.49%
After taxes on distributions	30.75%	11.01%	13.02%
After taxes on distributions and sale of shares	18.93%	9.08%	11.23%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Large-Cap Total Stock Market Index	31.42%	11.57%	13.55%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2010.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
10Schwab U.S. Large-Cap ETF | Fund Summary

Schwab U.S. Large-Cap Growth ETF
Ticker Symbol:	SCHG

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses	0.04
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index†. The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Growth Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The index is a float-adjusted market capitalization weighted index. As of August 31, 2020, the index was composed of 347 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
  Schwab U.S. Large-Cap Growth ETF | Fund Summary11

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (which involves investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities,
12Schwab U.S. Large-Cap Growth ETF | Fund Summary

may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 15.68% Q1 2012
Worst Quarter: (15.52%) Q4 2018
Year-to-date performance (before taxes) as of 9/30/20: 24.57%
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Before taxes	36.21%	13.66%	14.85%
After taxes on distributions	35.90%	13.35%	14.57%
After taxes on distributions and sale of shares	21.59%	10.88%	12.51%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	36.22%	13.70%	14.94%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2010.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
   Schwab U.S. Large-Cap Growth ETF | Fund Summary13

Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
14Schwab U.S. Large-Cap Growth ETF | Fund Summary

Schwab U.S. Large-Cap Value ETF
Ticker Symbol:	SCHV

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses	0.04
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index†. The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Large-Cap Value Total Stock Market Index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The index is a float-adjusted market capitalization weighted index. As of August 31, 2020, the index was composed of 414 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
  Schwab U.S. Large-Cap Value ETF | Fund Summary15

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (which involves investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Value Investing Risk. The fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there
16Schwab U.S. Large-Cap Value ETF | Fund Summary

may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 12.62% Q4 2011
Worst Quarter: (13.38%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: (10.61%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Before taxes	26.04%	9.43%	12.06%
After taxes on distributions	25.06%	8.69%	11.41%
After taxes on distributions and sale of shares	15.97%	7.32%	9.92%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Large-Cap Value Total Stock Market Index	26.12%	9.48%	12.18%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2010.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
   Schwab U.S. Large-Cap Value ETF | Fund Summary17

Schwab U.S. Mid-Cap ETF
Ticker Symbol:	SCHM

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses	0.04
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index†. The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Mid-Cap Total Stock Market Index includes the components ranked 501-1,000 by full market capitalization. The index is a float-adjusted market capitalization weighted index. As of August 31, 2020, the index was composed of 504 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in securities included in the index. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
18Schwab U.S. Mid-Cap ETF | Fund Summary

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (which involves investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
  Schwab U.S. Mid-Cap ETF | Fund Summary19

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 15.78% Q1 2019
Worst Quarter: (16.70%) Q4 2018
Year-to-date performance (before taxes) as of 9/30/20: (6.63%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	Since Inception (1/13/11)
Before taxes	27.51%	9.76%	11.83%
After taxes on distributions	26.93%	9.30%	11.40%
After taxes on distributions and sale of shares	16.49%	7.60%	9.64%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Mid-Cap Total Stock Market Index	27.55%	9.80%	11.89%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2011.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
20Schwab U.S. Mid-Cap ETF | Fund Summary

Schwab U.S. Small-Cap ETF
Ticker Symbol:	SCHA

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None
Total annual fund operating expenses	0.04
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$4	$13	$23	$51
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index†. The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Small-Cap Total Stock Market Index includes the components ranked 751-2,500 by full market capitalization. The index is a float-adjusted market capitalization weighted index. As of August 31, 2020, the index was composed of 1,719 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
  Schwab U.S. Small-Cap ETF | Fund Summary21

The investment adviser typically seeks to track the price and yield performance of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/earnings ratio, industry factors, risk factors and other characteristics. When the fund uses sampling techniques, the fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Sampling Index Tracking Risk. To the extent the fund uses sampling techniques, the fund will not fully replicate the index and may hold securities not included in the index. As a result, the fund will be subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund uses a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
22Schwab U.S. Small-Cap ETF | Fund Summary

Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 16.17% Q4 2010
Worst Quarter: (21.51%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: (8.78%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Before taxes	26.54%	8.08%	12.44%
After taxes on distributions	25.99%	7.62%	12.01%
After taxes on distributions and sale of shares	15.89%	6.22%	10.26%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Small-Cap Total Stock Market Index	26.50%	8.06%	12.45%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2010.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants
  Schwab U.S. Small-Cap ETF | Fund Summary23

purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
24Schwab U.S. Small-Cap ETF | Fund Summary

Schwab U.S. Dividend Equity ETF
Ticker Symbol:	SCHD

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None
Total annual fund operating expenses	0.06
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Dividend 100 Index†. The Dow Jones U.S. Dividend 100 Index is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding real estate investment trusts (REITs), master limited partnerships, preferred stocks and convertibles. It is modified market capitalization weighted.
All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million USD and meet minimum liquidity criteria. The index components are then selected by evaluating the highest dividend yielding stocks based on four fundamentals-based characteristics — cash flow to total debt, return on equity, dividend yield and 5-year dividend growth rate. Stocks in the index are weighted based on a modified market capitalization approach. No single stock can represent more than 4.0% of the index and no single sector, as defined by the index provider, can represent more than 25% of the index, as measured at the time of index construction, reconstitution and rebalance. The index composition is reviewed annually and rebalanced quarterly.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal

†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
  Schwab U.S. Dividend Equity ETF | Fund Summary25

types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
26Schwab U.S. Dividend Equity ETF | Fund Summary

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 12.93% Q1 2013
Worst Quarter: (10.59%) Q4 2018
Year-to-date performance (before taxes) as of 9/30/20: (1.70%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	Since Inception (10/20/11)
Before taxes	27.28%	11.03%	14.09%
After taxes on distributions	26.32%	10.25%	13.35%
After taxes on distributions and sale of shares	16.74%	8.62%	11.52%
Comparative Index (reflects no deduction for expenses or taxes)
Dow Jones U.S. Dividend 100 Index	27.37%	11.13%	14.22%
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2018.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2011.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
  Schwab U.S. Dividend Equity ETF | Fund Summary27

Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
28Schwab U.S. Dividend Equity ETF | Fund Summary

About the Funds

The funds described in this prospectus are advised by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser). Each fund is an “exchange-traded fund” (ETF). ETFs are funds that trade like other publicly-traded securities. The funds in this prospectus are index funds and are designed to track the total return of an index. Because the composition of an index tends to be comparatively stable, most index funds historically have shown low portfolio turnover compared to actively managed funds.
This strategy distinguishes an index fund from an “actively managed” fund. Instead of choosing investments for the fund based on portfolio management’s judgment, an index is used to determine which securities the fund should own.
Unlike shares of a mutual fund, shares of the funds are listed on a national securities exchange and trade at market prices that change throughout the day. The market price for each of the fund’s shares may be different from its net asset value per share (NAV). The funds have their own CUSIP numbers and trade on the NYSE Arca, Inc. under the following tickers:
Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD
The funds issue and redeem shares at their NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement (Authorized Participants) purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
A Note to Retail Investors
Shares can be purchased directly from the funds only in exchange for a basket of securities and/or an amount of cash that is expected to be worth a minimum of a million dollars or more. Most individual investors, therefore, will not be able to purchase shares directly from the funds. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this prospectus – such as information about purchasing and redeeming shares from the funds and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
The funds’ performance will fluctuate over time and, as with all investments, future performance may differ from past performance.
Schwab U.S. Equity ETFs | About the Funds29

Fund Details

There can be no assurance that the funds will achieve their objectives. Except as explicitly described otherwise, the investment objectives, strategies and policies of each fund may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in each fund are summarized in the fund summaries at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in the day-to-day portfolio management of the funds, as described below. In addition to the particular types of securities and strategies that are described in this prospectus, each fund may use strategies that are not described herein in support of its overall investment goal. These additional strategies and the risks associated with them are described in the “Investment Objectives, Strategies, Risks and Limitations” section in the Statement of Additional Information (SAI).
Investment Objectives and More About Principal Risks

Schwab U.S. Broad Market ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
30Schwab U.S. Equity ETFs | Fund Details

Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.
Small-Cap Company Risk. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by larger companies. The value of securities issued by small-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns. In addition, small-cap companies may have limited financial resources, management experience, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, small-cap companies may have less publicly available information and such information may be inaccurate or incomplete.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may
Schwab U.S. Equity ETFs | Fund Details31

decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
32Schwab U.S. Equity ETFs | Fund Details

Schwab 1000 Index ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
Index
The Schwab 1000 Index is a float-adjusted market capitalization weighted index that includes the stocks of the 1,000 largest stocks of publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.
Although there are currently more than 3,700 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 93% of the total value of all U.S. stocks, as of August 31, 2020. These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.
The Schwab 1000 Index was developed and is maintained by Charles Schwab & Co., Inc. (Schwab). CSIM and Schwab are separate but affiliated companies and subsidiaries of The Charles Schwab Corporation. Schwab receives no compensation from CSIM or the fund for maintaining the index. In constructing the index, Schwab has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the index (index calculation agent). Schwab reviews and, as necessary, revises the list of companies whose securities are included in the index, usually annually. The index undergoes a quarterly rebalance to reflect outstanding share changes of the existing index constituents. CSIM has entered into an agreement with Schwab pursuant to which CSIM has been granted a license to the index which has in turn been sublicensed to the fund at no cost to the fund. For more information on the index, including information on the index calculation agent, please refer to the SAI.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these stocks may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the equity markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Schwab U.S. Equity ETFs | Fund Details33

Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
34Schwab U.S. Equity ETFs | Fund Details

Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Schwab U.S. Equity ETFs | Fund Details35

Schwab U.S. Large-Cap ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be
36Schwab U.S. Equity ETFs | Fund Details

caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial
Schwab U.S. Equity ETFs | Fund Details37

institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Schwab U.S. Large-Cap Growth ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
38Schwab U.S. Equity ETFs | Fund Details

Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Growth Investing Risk. The fund pursues a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Schwab U.S. Equity ETFs | Fund Details39

Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can
40Schwab U.S. Equity ETFs | Fund Details

purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Schwab U.S. Large-Cap Value ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Schwab U.S. Equity ETFs | Fund Details41

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the
42Schwab U.S. Equity ETFs | Fund Details

secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Schwab U.S. Mid-Cap ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Schwab U.S. Equity ETFs | Fund Details43

Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
44Schwab U.S. Equity ETFs | Fund Details

Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Schwab U.S. Equity ETFs | Fund Details45

Schwab U.S. Small-Cap ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by larger companies. The value of securities issued by small-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns. In addition, small-cap companies may have limited financial resources, management experience, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, small-cap companies may have less publicly available information and such information may be inaccurate or incomplete.
46Schwab U.S. Equity ETFs | Fund Details

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the
Schwab U.S. Equity ETFs | Fund Details47

secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Schwab U.S. Dividend Equity ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100 Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund primarily invests in dividend paying stocks. As a result, fund performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by the fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
48Schwab U.S. Equity ETFs | Fund Details

At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. Because of the way the index is composed, the index may perform differently or worse than an index that is based solely on market capitalization.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.
Small-Cap Company Risk. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by larger companies. The value of securities issued by small-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns. In addition, small-cap companies may have limited financial resources, management experience, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, small-cap companies may have less publicly available information and such information may be inaccurate or incomplete.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax
Schwab U.S. Equity ETFs | Fund Details49

risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
50Schwab U.S. Equity ETFs | Fund Details

The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of a fund’s portfolio securities is available in the SAI.
Schwab U.S. Equity ETFs | Fund Details51

Financial Highlights

This section provides further details about each fund’s financial history for the past five years or, if shorter, for its period of operations. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. This information for fiscal years/periods ended August 31, 2016 through August 31, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The information for the fiscal year ended August 31, 2020 has been audited by Deloitte & Touche LLP (Deloitte). Deloitte’s full report is included in each fund’s annual report (see back cover).
Schwab U.S. Broad Market ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 70.13	$ 70.55	$ 59.72	$ 52.42	$ 48.02
Income (loss) from investment operations:
Net investment income (loss)[1]	1.47	1.43	1.18	1.12	1.03
Net realized and unrealized gains (losses)	13.12	(0.55)	10.77	7.20	4.34
Total from investment operations	14.59	0.88	11.95	8.32	5.37
Less distributions:
Distributions from net investment income	(1.44)	(1.30)	(1.12)	(1.02)	(0.97)
Net asset value at end of period	$ 83.28	$ 70.13	$ 70.55	$ 59.72	$ 52.42
Total return	21.24%	1.35%	20.20%	16.03%	11.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03% [2]
Net investment income (loss)	2.02%	2.12%	1.81%	1.99%	2.09%
Portfolio turnover rate[3]	4%	4%	4%	4%	5%
Net assets, end of period (x 1,000)	$16,548,529	$14,877,368	$13,326,391	$10,215,289	$6,858,980
1
Calculated based on the average shares outstanding during the period.
2
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
52Schwab U.S. Equity ETFs | Financial Highlights

Schwab 1000 Index ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	10/11/17 [1]– 8/31/18
Per-Share Data
Net asset value at beginning of period	$ 28.80	$ 28.62	$ 25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.61	0.57	0.44
Net realized and unrealized gains (losses)	5.67	0.10	3.47
Total from investment operations	6.28	0.67	3.91
Less distributions:
Distributions from net investment income	(0.58)	(0.49)	(0.29)
Net asset value at end of period	$ 34.50	$ 28.80	$ 28.62
Total return	22.25%	2.42%	15.72% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05% [4]
Net investment income (loss)	2.03%	2.06%	1.87% [4]
Portfolio turnover rate[5]	5%	5%	3% [3]
Net assets, end of period (x 1,000)	$1,145,352	$838,213	$486,487
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
Schwab U.S. Equity ETFs | Financial Highlights53

Schwab U.S. Large-Cap ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 70.00	$ 69.53	$ 59.10	$ 51.75	$ 47.30
Income (loss) from investment operations:
Net investment income (loss)[1]	1.51	1.47	1.19	1.15	1.03
Net realized and unrealized gains (losses)	14.21	0.33	10.39	7.24	4.41
Total from investment operations	15.72	1.80	11.58	8.39	5.44
Less distributions:
Distributions from net investment income	(1.44)	(1.33)	(1.15)	(1.04)	(0.99)
Net asset value at end of period	$ 84.28	$ 70.00	$ 69.53	$ 59.10	$ 51.75
Total return	22.92%	2.70%	19.79%	16.39%	11.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.03% [2]
Net investment income (loss)	2.06%	2.19%	1.86%	2.07%	2.13%
Portfolio turnover rate[3]	5%	4%	3%	4%	4%
Net assets, end of period (x 1,000)	$23,253,496	$17,785,958	$14,989,877	$9,824,643	$6,218,346
1
Calculated based on the average shares outstanding during the period.
2
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
54Schwab U.S. Equity ETFs | Financial Highlights

Schwab U.S. Large-Cap Growth ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 84.02	$ 81.69	$ 65.55	$ 55.25	$ 51.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.69	0.95	0.68	0.75	0.59
Net realized and unrealized gains (losses)	36.18	2.30	16.17	10.17	3.30
Total from investment operations	36.87	3.25	16.85	10.92	3.89
Less distributions:
Distributions from net investment income	(0.73)	(0.92)	(0.71)	(0.62)	(0.57)
Net asset value at end of period	$ 120.16	$ 84.02	$ 81.69	$ 65.55	$ 55.25
Total return	44.22%	4.09%	25.88%	19.89%	7.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05% [2]	0.07% [3]
Net investment income (loss)	0.74%	1.21%	0.93%	1.25%	1.14%
Portfolio turnover rate[4]	7%	14%	5%	5%	7%
Net assets, end of period (x 1,000)	$12,785,385	$8,107,853	$6,886,721	$4,470,809	$2,980,475
1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
Schwab U.S. Equity ETFs | Financial Highlights55

Schwab U.S. Large-Cap Value ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 55.14	$ 56.37	$ 50.65	$ 46.01	$ 40.89
Income (loss) from investment operations:
Net investment income (loss)[1]	1.93	1.84	1.47	1.36	1.29
Net realized and unrealized gains (losses)	(1.36)	(1.48)	5.63	4.56	5.01
Total from investment operations	0.57	0.36	7.10	5.92	6.30
Less distributions:
Distributions from net investment income	(1.80)	(1.59)	(1.38)	(1.28)	(1.18)
Net asset value at end of period	$ 53.91	$ 55.14	$ 56.37	$ 50.65	$ 46.01
Total return	1.21%	0.70%	14.20%	13.01%	15.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.05% [2]	0.07% [3]
Net investment income (loss)	3.59%	3.38%	2.72%	2.79%	3.00%
Portfolio turnover rate[4]	19%	7%	8%	7%	6%
Net assets, end of period (x 1,000)	$6,846,889	$5,976,674	$4,692,419	$3,532,689	$2,491,664
1
Calculated based on the average shares outstanding during the period.
2
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
56Schwab U.S. Equity ETFs | Financial Highlights

Schwab U.S. Mid-Cap ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 55.72	$ 58.44	$ 48.77	$ 43.67	$ 40.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.87	0.84	0.76	0.71	0.74
Net realized and unrealized gains (losses)	1.76	(2.76)	9.59	5.09	2.84
Total from investment operations	2.63	(1.92)	10.35	5.80	3.58
Less distributions:
Distributions from net investment income	(0.90)	(0.80)	(0.68)	(0.70)	(0.61)
Net asset value at end of period	$ 57.45	$ 55.72	$ 58.44	$ 48.77	$ 43.67
Total return	4.90%	(3.24%)	21.36%	13.38%	8.94%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04% [2]	0.05%	0.06% [3]	0.07%
Net investment income (loss)	1.61%	1.52%	1.42%	1.54%	1.83%
Portfolio turnover rate[4]	19%	19%	13%	17%	21%
Net assets, end of period (x 1,000)	$6,678,167	$6,254,639	$5,358,783	$3,555,096	$2,532,590
1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
Schwab U.S. Equity ETFs | Financial Highlights57

Schwab U.S. Small-Cap ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 69.20	$ 78.24	$ 64.03	$ 57.42	$ 53.54
Income (loss) from investment operations:
Net investment income (loss)[1]	1.01	1.04	0.98	0.90	0.93
Net realized and unrealized gains (losses)	2.02	(9.07)	14.10	6.64	3.75
Total from investment operations	3.03	(8.03)	15.08	7.54	4.68
Less distributions:
Distributions from net investment income	(0.99)	(1.01)	(0.87)	(0.93)	(0.80)
Net asset value at end of period	$ 71.24	$ 69.20	$ 78.24	$ 64.03	$ 57.42
Total return	4.53%	(10.26%)	23.71%	13.21%	8.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04% [2]	0.05%	0.06% [3]	0.08% [4]
Net investment income (loss)	1.50%	1.49%	1.38%	1.46%	1.76%
Portfolio turnover rate[5]	12%	11%	9%	11%	11%
Net assets, end of period (x 1,000)	$10,044,378	$8,100,071	$8,853,388	$5,490,843	$3,772,207
1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Effective May 2, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
58Schwab U.S. Equity ETFs | Financial Highlights

Schwab U.S. Dividend Equity ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 53.30	$ 52.71	$ 45.83	$ 42.47	$ 36.52
Income (loss) from investment operations:
Net investment income (loss)[1]	1.87	1.66	1.49	1.40	1.29
Net realized and unrealized gains (losses)	3.98	0.48	6.75	3.26	5.85
Total from investment operations	5.85	2.14	8.24	4.66	7.14
Less distributions:
Distributions from net investment income	(1.84)	(1.55)	(1.36)	(1.30)	(1.19)
Net asset value at end of period	$ 57.31	$ 53.30	$ 52.71	$ 45.83	$ 42.47
Total return	11.46%	4.18%	18.21%	11.12%	19.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06% [2]	0.07%	0.07%	0.07%
Net investment income (loss)	3.48%	3.23%	2.99%	3.17%	3.27%
Portfolio turnover rate[3]	43%	24%	23%	15%	22%
Net assets, end of period (x 1,000)	$12,693,835	$9,820,959	$8,092,908	$6,040,705	$4,300,443
1
Calculated based on the average shares outstanding during the period.
2
Effective March 11, 2019, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/19 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
Schwab U.S. Equity ETFs | Financial Highlights59

Fund Management

The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of October 31, 2020, managed approximately $542.1 billion in assets.
As the investment adviser, CSIM oversees the asset management and administration of the funds. As compensation for these services, CSIM receives a management fee from each fund. For the 12 months ended August 31, 2020, these fees were 0.03% for the Schwab U.S. Broad Market ETF, 0.05% for Schwab 1000 Index ETF, 0.03% for the Schwab U.S. Large-Cap ETF, 0.04% for the Schwab U.S. Large-Cap Growth ETF, 0.04% for the Schwab U.S. Large-Cap Value ETF, 0.04% for the Schwab U.S. Mid-Cap ETF, 0.04% for Schwab U.S. Small-Cap ETF and 0.06% for Schwab U.S. Dividend Equity ETF. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid.
Pursuant to the Amended and Restated Advisory Agreement between CSIM and Schwab Strategic Trust (the Trust), on behalf of each fund, CSIM pays the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses.
A discussion regarding the basis for the Board of Trustees’ approval of each fund’s Amended and Restated Advisory Agreement is available in the funds’ 2020 annual report, which covers the period from September 1, 2019 through August 31, 2020.
Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.
Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.
Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each fund is available in the SAI.
Distributor. The funds’ Distributor is SEI Investments Distribution Co. The Distributor, located at 1 Freedom Valley Drive, Oaks, PA 19456, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the funds and does not maintain a secondary market in shares of the funds.
60Schwab U.S. Equity ETFs | Fund Management

Investing in the Funds

On the following pages, you will find information on buying and selling shares. Most investors will invest in the funds by placing orders through their brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer or other intermediary. Authorized Participants (as defined in “Purchase and Redemption of Creation Units,” below) may invest directly in the funds by placing orders for Creation Units through the funds’ transfer agent, State Street Bank and Trust Company (direct orders). Helpful information on taxes is included as well.
The funds generally are not registered for sale in jurisdictions outside the United States and are intended for purchase by persons residing in the United States. A person is considered resident in the United States if at the time of the investment (i) the account has an address of record in the United States or a U.S. territory (including APO/FPO/DPO) and (ii) all account owners are resident in the United States or a U.S. territory and have a valid U.S. taxpayer identification number. If an existing account is updated to reflect a non-U.S. address, the account may be restricted from making additional investments.
Shares of the funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price (the highest price a buyer is willing to pay for a share of a fund) and the ask price (the lowest price a seller is willing to accept for a share of a fund).
Shares of the funds trade under the following trading symbols:
Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD
Shares of the funds may be acquired or redeemed directly from the funds only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption” section below. Once created, shares of the funds trade in the secondary market in amounts less than a Creation Unit. The funds do not impose any minimum investment for shares of the funds purchased on an exchange or in the secondary market. Except when aggregated in Creation Units, shares are not redeemable by the funds.
Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more (a premium) or less (a discount) than the NAV of such shares.
Premium/Discount Information
Information showing the number of days the market price of each fund’s shares was greater than the fund’s NAV per share (i.e., at a premium) and the number of days it was less than the fund’s NAV per share (i.e., at a discount), for various time periods, is available by visiting the funds’ website www.schwabfunds.com.
Determination of Net Asset Value

The NAV of a fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading (each, a Business Day). NAV per share is calculated by dividing a fund’s net assets by the number of the fund’s shares outstanding. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the
Schwab U.S. Equity ETFs | Investing in the Funds61

right to treat such day as a Business Day and accept purchase and redemption orders and calculate their respective NAVs as of the normally scheduled close of regular trading on the NYSE for that day.
In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the investment adviser deems them unreliable, the funds may value securities based on fair values developed using methods approved by the funds’ Board of Trustees.
The funds’ Board of Trustees has adopted procedures, which include fair value methodologies, to fair value the funds’ securities when market prices are not “readily available” or are unreliable. For example, the funds may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. The funds’ fair value methodologies seek to ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. Generally, when fair valuing a security, the funds will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and specific market conditions and the specific facts giving rise to the need to fair value the security. The funds make fair value determinations in good faith and in accordance with the fair value methodologies included in the Board of Trustees adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the funds could obtain the fair value assigned to the security upon the sale of such security.
Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the funds in Creation Units. Fund shares that are purchased or sold on a national securities exchange will be effected at prevailing market prices, which may be higher or lower than NAV, and may be subject to brokerage commissions and charges. As described below, purchases and redemptions of Creation Units will be priced at the NAV next determined after receipt of the purchase or redemption order.
Purchase and Redemption of Creation Units

Creation and Redemption
The shares that trade in the secondary market are “created” at NAV. The funds issue and redeem shares only in Creation Units, which are large blocks of shares. Only institutional investors who have entered into an authorized participant agreement (known as Authorized Participants) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of the funds and/or a designated amount of cash. Each Business Day, prior to the opening of trading, the funds publish the specific securities and designated amount of cash included in that day’s basket for the funds through the National Securities Clearing Corporation (NSCC) or other method of public dissemination. The funds reserve the right to accept or pay out a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the transfer agent. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day and are also subject to acceptance by the funds and the transfer agent.
Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a Depository Trust Company participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the SAI.
Authorized Participants and the Continuous Offering of Shares
Because new shares may be created and issued on an ongoing basis, at any point during the life of the funds, a “distribution,” as such term is used in the Securities Act of 1933, as amended (Securities Act), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in them being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
62Schwab U.S. Equity ETFs | Investing in the Funds

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.
Creation and Redemption Transaction Fees for Creation Units
The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The creation and redemption transaction fees applicable to the funds are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated below regardless of the number of Creation Units redeemed that day. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the funds. Purchasers and redeemers of Creation Units for cash may also be subject to an additional variable charge up to the maximum amount shown in the table below. This additional variable charge will offset the transaction costs to the funds of buying or selling portfolio securities. In certain circumstances, the cost of any standard transaction fees and/or additional variable charges may be waived by a fund when doing so is believed to be in the best interests of the fund. From time to time, the investment adviser may cover the cost of any transaction fees.
The following table shows, as of November 30, 2020, the approximate value of one Creation Unit of each fund, including the standard and maximum additional creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from the funds. Retail investors who purchase shares through their brokerage account will not pay these fees. Investors who use the services of a broker or other such intermediary may pay fees for such services.
Name of Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Schwab U.S. Broad Market ETF	$4,376,000	$1,500	3.0%	2.0%
Schwab 1000 Index ETF	$1,802,000	$ 500	3.0%	2.0%
Schwab U.S. Large-Cap ETF	$4,391,000	$ 500	3.0%	2.0%
Schwab U.S. Large-Cap Growth ETF	$6,152,000	$ 500	3.0%	2.0%
Schwab U.S. Large-Cap Value ETF	$2,891,000	$ 500	3.0%	2.0%
Schwab U.S. Mid-Cap ETF	$3,233,000	$ 500	3.0%	2.0%
Schwab U.S. Small-Cap ETF	$4,117,000	$1,500	3.0%	2.0%
Schwab U.S. Dividend Equity ETF	$3,141,000	$ 250	3.0%	2.0%
*	As a percentage of total amount invested or redeemed.
Additional Policies

Policy regarding short-term or excessive trading. The funds do not impose any restrictions on the frequency of purchases and redemptions of fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the funds, the Board of Trustees considered the structure of the funds as ETFs and that fund shares are purchased and redeemed directly with the funds only in large quantities (Creation Units) by Authorized Participants who are authorized to purchase and redeem shares directly with the funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the funds accommodate frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The funds reserve the right to reject or limit any purchase order at any time.
The funds reserve the right to impose restrictions on disruptive or abusive trading. Such trading is defined by the funds as purchases and sales of fund shares in amounts and frequency determined by the funds to be significant and in a pattern of activity that can potentially be detrimental to the funds and their shareholders. Such adverse effects can include diluting the value of the shareholders’ holdings, increasing fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains, or forcing funds to hold excess levels of cash. The funds may reject purchase or redemption orders in such instances. The funds also impose a transaction fee on
Schwab U.S. Equity ETFs | Investing in the Funds63

Creation Unit transactions that is designed to offset the funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Units. The Board of Trustees may determine that policies and procedures regarding the frequency of purchases and redemptions of fund shares are necessary in the future.
Investments by Registered Investment Companies. Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the funds. Registered investment companies are permitted to invest in the funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the funds.
Payments to Financial Intermediaries. The investment adviser or its affiliates make payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, insurance companies, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. The investment adviser or its affiliates also make payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries in connection with certain activities or services which may facilitate, directly or indirectly, investment in the funds. These payments may relate to marketing and/or fund promotion activities and presentations, educational training programs, conferences, the development and support of technology platforms and/or reporting systems, data analytics and support, or making shares of the funds available to their customers. These payments, which may be significant, are paid by the investment adviser or its affiliates out of their own resources and not from the assets of the funds.
Payments to a financial intermediary may create potential conflicts of interest between the intermediary and its clients as the payments may provide such intermediary with an incentive to favor sales of shares of the funds over other investment options they make available to their customers. Please see the SAI for additional information.
Distributions and Taxes

Any investment in the funds typically involves several tax considerations.The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) website at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Dividends from net investment income, if any, are generally declared and paid quarterly by each fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, although the funds may do so more frequently as determined by the Board of Trustees. Although it is not generally expected, if a fund’s distributions exceed its realized taxable income and capital gains during a taxable year, then all or a portion of the distributions made during that year may be characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Each fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the funds are distributed on a pro rata basis to beneficial owners of such shares. During the fourth quarter of the year, typically in early November, an estimate of the funds’ year-end distributions, if any, may be made available on the funds’ website www.schwabfunds.com.
Unless you are investing through an IRA, 401(k) or other tax-advantaged account, your fund distributions generally have tax consequences. Each fund’s net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. The maximum individual rate applicable to long-term capital gains and qualified dividend income is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.
Generally, any sale of your shares is a taxable event. A sale of your shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gains distributions received (or deemed received) by you with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if you purchase other substantially
64Schwab U.S. Equity ETFs | Investing in the Funds

identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any distributions the funds paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.
If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid “buying a dividend,” as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a fund, as discussed in more detail in the SAI. Furthermore, the funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a fund to enable the fund to determine whether withholding is required.
Taxes on Creation and Redemption of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible. Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the funds’ shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Additional Information

Index Provider
S&P Dow Jones Indices LLC is a full service index provider that develops, maintains, and licenses indices for use as benchmarks and as the basis of investment products. With respect to all the funds except Schwab 1000 Index ETF, CSIM has entered into a license agreement with S&P Dow Jones Indices LLC or its affiliates to use the Dow Jones Indices (as defined below). Fees payable under the license agreement are paid by CSIM. S&P Dow Jones Indices LLC and its affiliates have no obligation to continue to provide the Indices to CSIM beyond the term of the license agreement.
The Schwab 1000 Index is the property of Schwab, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Schwab 1000 Index. The Schwab 1000 Index is not sponsored by S&P Dow Jones Indices LLC or its affiliates or its third party licensors, including Standard & Poor’s Financial Services LLC and Dow Jones Trademark Holdings LLC (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Schwab 1000 Index.
Schwab U.S. Equity ETFs | Investing in the Funds65

Disclaimers
Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and Dow Jones U.S. Broad Stock Market Index, Dow Jones U.S. Large-Cap Total Stock Market Index, Dow Jones U.S. Large-Cap Growth Total Stock Market Index, Dow Jones U.S. Large-Cap Value Total Stock Market Index, Dow Jones U.S. Mid-Cap Total Stock Market Index, Dow Jones U.S. Small-Cap Total Stock Market Index, and Dow Jones U.S. Dividend 100TM Index (the Dow Jones Indices) are trademarks of S&P Dow Jones Indices LLC and/or its affiliates. The Dow Jones Indices are products of S&P Dow Jones Indices LLC, and have been licensed for use by CSIM. Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, any of their third party licensors, or any of their respective affiliates (collectively, S&P Dow Jones Indices Entities). S&P Dow Jones Indices Entities do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Dow Jones Indices to track general market performance. S&P Dow Jones Indices Entities’ only relationship to CSIM with respect to the Dow Jones Indices is the licensing of the Dow Jones Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices Entities. The Dow Jones Indices are determined, composed and calculated by S&P Dow Jones Indices Entities without regard to CSIM or the funds. S&P Dow Jones Indices Entities have no obligation to take the needs of CSIM or fund shareholders into consideration in determining, composing or calculating the Dow Jones Indices. S&P Dow Jones Indices Entities are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash or redeemed, as the case may be. S&P Dow Jones Indices Entities have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Dow Jones Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within the Dow Jones Indices is not a recommendation by S&P Dow Jones Indices Entities to buy, sell, or hold such security, nor is it considered to be investment advice.
“Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices LLC and have been licensed for use by Schwab, which in turn has been sublicensed to Schwab 1000 Index® ETF. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC. Schwab 1000 Index ETF which is based on the Schwab 1000 Index is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC. S&P Dow Jones Indices LLC does not make any representation or warranty, express or implied, to the owners of Schwab 1000 Index ETF or any member of the public regarding the advisability of investing in securities generally or in the Schwab 1000 Index or Schwab 1000 Index ETF particularly or the ability of the Schwab 1000 Index or Schwab 1000 Index ETF to track general market performance. S&P Dow Jones Indices LLC’s only relationship to Schwab with respect to the Schwab 1000 Index is the licensing of the S&P Global BMI Index, certain trademarks, service marks and trade names of S&P Dow Jones Indices LLC, and the provision of the calculation services on behalf of Schwab related to the Schwab 1000 Index without regard to Schwab or Schwab 1000 Index ETF. S&P Dow Jones Indices LLC is not responsible for and has not participated in the creation of Schwab 1000 Index ETF, the determination of the prices and amount of Schwab 1000 Index ETF or the timing of the issuance or sale of Schwab 1000 Index ETF or in the determination or calculation of the equation by which Schwab 1000 Index ETF may be converted into cash or other redemption mechanics. S&P Dow Jones Indices LLC has no obligation or liability in connection with the administration, marketing or trading of Schwab 1000 Index ETF. There is no assurance that investment products based on the Schwab 1000 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion or exclusion of a security within the Schwab 1000 Index is not a recommendation by S&P Dow Jones Indices LLC to buy, sell, or hold such security, nor is it investment advice. S&P Dow Jones Indices LLC does not act nor shall be deemed to be acting as a fiduciary in providing the S&P Global BMI Index.
S&P DOW JONES INDICES ENTITIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES INDICES OR THE SCHWAB 1000 INDEX, INTELLECTUAL PROPERTY, SOFTWARE, OR ANY DATA RELATED THERETO, OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES ENTITIES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CSIM, SCHWAB, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDICES AND THE SCHWAB 1000 INDEX, INTELLECTUAL PROPERTY, SOFTWARE, OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES ENTITIES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR
66Schwab U.S. Equity ETFs | Investing in the Funds

ARRANGEMENTS BETWEEN S&P DOW JONES INDICES ENTITIES, CSIM, AND SCHWAB, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES ENTITIES.
Shares of the funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the funds or any member of the public regarding the ability of a fund to track the total return performance of its underlying index or the ability of the underlying index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any underlying index, nor in the determination of the timing of, prices of, or quantities of shares of the funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the funds in connection with the administration, marketing or trading of the shares of the funds.
NYSE Arca shall have no liability for damages, claims, losses or expenses caused by any errors, omissions, or delays in calculating or disseminating any current index or portfolio value; the current value of the portfolio of securities required to be deposited to the funds; the amount of any dividend equivalent payment or cash distribution to holders of shares of the funds; net asset value; or other information relating to the creation, redemption or trading of shares of the funds, resulting from any negligent act or omission by NYSE Arca, or any act, condition or cause beyond the reasonable control of NYSE Arca, including, but not limited to, an act of God; fire; flood; extraordinary weather conditions; war; insurrection; riot; strike; accident; action of government; communications or power failure; equipment or software malfunction; or any error, omission or delay in the reporting of transactions in one or more underlying securities. NYSE Arca makes no warranty, express or implied, as to results to be obtained by any person or entity from the use of any underlying index or data included therein and NYSE Arca makes no express or implied warranties, and disclaims all warranties of merchantability or fitness for a particular purpose with respect to shares of the funds or any underlying index or data included therein.
The funds and CSIM do not guarantee the accuracy and/or the completeness of the indexes or any data included therein and shall have no liability for any errors, omissions, or interruptions therein. The funds and CSIM make no warranty, express or implied, as to results to be obtained by the funds, or any other person or entity from the use of the indexes or any data included therein. The funds and CSIM make no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein, without limiting any of the foregoing, in no event shall the funds and CSIM have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.
Schwab U.S. Equity ETFs | Investing in the Funds67

Prospectus | December 18, 2020
Schwab U.S. Equity ETFs

To Learn More
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Recent information regarding the funds’ NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Annual and semiannual reports, which are sent to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ manager(s) about strategies, recent market conditions and trends and their impact on fund performance during the funds’ last fiscal period.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab ETFs at 1-877-824-5615. In addition, you may visit the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus for a free copy of a prospectus, SAI or an annual or semiannual report.
The SAI, the funds’ annual and semiannual reports and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.
SEC File Number
Schwab Strategic Trust	811-22311
REG51682-13

Prospectus  |  December 18, 2020
Schwab® ETFs
Schwab® International Equity ETFs
Schwab ® International Equity ETF	SCHF
Schwab ® International Small-Cap Equity ETF	SCHC
Schwab ® Emerging Markets Equity ETF	SCHE
Principal U.S. Listing Exchange: NYSE Arca, Inc.
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabetfs_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to continue to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
•	If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing; or
•	If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
As with all exchange-traded funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab International Equity ETFs

Schwab International Equity ETF
Ticker Symbol:	SCHF

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None
Total annual fund operating expenses	0.06
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$6	$19	$34	$77
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the FTSE Developed ex US Index†. The index is comprised of large and mid capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. As of August 31, 2020, the index was composed of 1,558 stocks in 24 developed market countries.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purposes, any borrowings for investment purposes) in these stocks, including depositary receipts representing securities of the index; such depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The fund does not hedge its exposure to foreign currencies.
Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, country weightings, capitalization, industry factors, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but

†
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
  Schwab International Equity ETF | Fund Summary1

reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated
2Schwab International Equity ETF | Fund Summary

with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 16.22% Q3 2010
Worst Quarter: (19.68%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: (6.07%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Before taxes	22.15%	5.72%	5.38%
After taxes on distributions	21.45%	5.20%	4.92%
After taxes on distributions and sale of shares	13.86%	4.52%	4.36%
Comparative Index (reflects no deduction for expenses or taxes)
FTSE Developed ex US Index (Net)[1]	21.99%	5.64%	5.41%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2012.
Paul Holmquist, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since December 2020.
Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2017.
   Schwab International Equity ETF | Fund Summary3

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
4Schwab International Equity ETF | Fund Summary

Schwab International Small-Cap Equity ETF
Ticker Symbol:	SCHC

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.11
Other expenses	None
Total annual fund operating expenses	0.11
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the FTSE Developed Small Cap ex US Liquid Index†. The index is comprised of small capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. As of August 31, 2020, the index was composed of 1,986 stocks in 26 developed market countries.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks, including depositary receipts representing securities of the index; such depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index. The fund generally expects that its country weightings will be similar to those of the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The fund does not hedge its exposure to foreign currencies.
Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, country weightings, capitalization, industry factors, risk factors and

†
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
  Schwab International Small-Cap Equity ETF | Fund Summary5

other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s
6Schwab International Small-Cap Equity ETF | Fund Summary

performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 14.28% Q3 2013
Worst Quarter: (20.93%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: (6.07%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	Since Inception (1/14/10)
Before taxes	22.96%	6.34%	6.18%
After taxes on distributions	21.93%	5.65%	5.49%
After taxes on distributions and sale of shares	14.15%	4.85%	4.83%
Comparative Index (reflects no deduction for expenses or taxes)
FTSE Developed Small Cap ex US Liquid Index (Net)[1]	22.77%	6.19%	6.22%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2012.
Paul Holmquist, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since December 2020.
Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2017.
   Schwab International Small-Cap Equity ETF | Fund Summary7

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
8Schwab International Small-Cap Equity ETF | Fund Summary

Schwab Emerging Markets Equity ETF
Ticker Symbol:	SCHE

Investment Objective

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.11
Other expenses	None
Total annual fund operating expenses[1]	0.11
[1]	The information in the table has been restated to reflect current fees and expenses.
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the FTSE Emerging Index†. The index is comprised of large and mid capitalization companies in emerging market countries, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. As of August 31, 2020, the index was composed of 1,780 stocks in 24 emerging market countries.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks, including depositary receipts representing securities of the index; such depositary receipts may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The fund will notify its shareholders at least 60 days before changing this policy. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The fund does not hedge its exposure to foreign currencies.
Because it may not be possible or practicable to purchase all of the stocks in the index, the investment adviser seeks to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations,

†
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
  Schwab Emerging Markets Equity ETF | Fund Summary9

country weightings, capitalization, industry factors, risk factors and other characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.
The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time.  In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency
10Schwab Emerging Markets Equity ETF | Fund Summary

fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabfunds.com/schwabetfs_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 13.21% Q1 2012
Worst Quarter: (21.85%) Q3 2011
Year-to-date performance (before taxes) as of 9/30/20: (2.21%)
Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	Since Inception (1/14/10)
Before taxes	19.95%	5.47%	3.37%
After taxes on distributions	18.99%	4.84%	2.87%
After taxes on distributions and sale of shares	12.42%	4.19%	2.64%
Comparative Index (reflects no deduction for expenses or taxes)
FTSE Emerging Index (Net)[1]	20.11%	5.62%	3.59%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
   Schwab Emerging Markets Equity ETF | Fund Summary11

Investment Adviser

Charles Schwab Investment Management, Inc.
Portfolio Managers

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2012.
Paul Holmquist, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since December 2020.
Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2017.
David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities included in the index and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
12Schwab Emerging Markets Equity ETF | Fund Summary

About the Funds

The funds described in this prospectus are advised by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser). Each fund is an “exchange-traded fund” (ETF). ETFs are funds that trade like other publicly-traded securities. The funds in this prospectus are index funds and are designed to track the total return of an index. Because the composition of an index tends to be comparatively stable, most index funds historically have shown low portfolio turnover compared to actively managed funds.
This strategy distinguishes an index fund from an “actively managed” fund. Instead of choosing investments for the fund based on portfolio management’s judgment, an index is used to determine which securities the fund should own.
Unlike shares of a mutual fund, shares of the funds are listed on a national securities exchange and trade at market prices that change throughout the day. The market price for each of the fund’s shares may be different from its net asset value per share (NAV). The funds have their own CUSIP numbers and trade on the NYSE Arca, Inc. under the following tickers:
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE
The funds issue and redeem shares at their NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement (Authorized Participants) purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
A Note to Retail Investors
Shares can be purchased directly from the funds only in exchange for a basket of securities and/or an amount of cash that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from the funds. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this prospectus – such as information about purchasing and redeeming shares from the funds and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.
The funds’ performance will fluctuate over time and, as with all investments, future performance may differ from past performance.
Schwab International Equity ETFs | About the Funds13

Fund Details

There can be no assurance that the funds will achieve their objectives. Except as explicitly described otherwise, the investment objectives, strategies and policies of each fund may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in each fund are summarized in the fund summaries at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in the day-to-day portfolio management of the funds, as described below. In addition to the particular types of securities and strategies that are described in this prospectus, each fund may use strategies that are not described herein in support of its overall investment goal. These additional strategies and the risks associated with them are described in the “Investment Objectives, Strategies, Risks and Limitations” section in the Statement of Additional Information (SAI).
Investment Objectives and More About Principal Risks

Schwab International Equity ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in
14Schwab International Equity ETFs | Fund Details

response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, the fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions, including trade tariffs, embargoes or limitations on trade which could have a significant impact on a country’s markets overall as well as global economies or markets. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Currency Risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, will subject the fund to the risk that those currencies will decline in value relative to the U.S. dollar. In either event, the dollar value of an investment in the fund would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund; or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the fund if it is unable to deliver or receive currency or monies in settlement of obligations. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency for the fund’s account. The fund is subject to the risk of a counterparty’s failure, inability or refusal to perform with respect to such contracts.
Depositary Receipt Risk. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, which are similar to GDRs, but are shares of foreign-based corporations generally issued by European banks that trade on exchanges outside of the bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.
Schwab International Equity ETFs | Fund Details15

Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. In addition, the fund may not invest in issuers located in certain countries due to these considerations. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In certain circumstances, the fund may value individual securities based on fair value prices developed using methods approved by the fund’s board of trustees. To the extent the fund calculates its NAV based on fair value prices, the fund’s performance may diverge from the index. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
16Schwab International Equity ETFs | Fund Details

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
In addition, the securities held by the fund are generally traded in markets that close at a different time than the fund’s secondary market and liquidity in those securities may be reduced after the applicable market closing times. Accordingly, during the time when the fund’s secondary market is open but after the applicable foreign market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the fund’s NAV may widen. The fund’s bid/ask spread may also be impacted by the liquidity of the underlying securities held by the fund or in instances of significant volatility of the underlying securities.
Schwab International Small-Cap Equity ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Schwab International Equity ETFs | Fund Details17

Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by larger companies. The value of securities issued by small-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns. In addition, small-cap companies may have limited financial resources, management experience, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, small-cap companies may have less publicly available information and such information may be inaccurate or incomplete.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, the fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions, including trade tariffs, embargoes or limitations on trade which could have a significant impact on a country’s markets overall as well as global economies or markets. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
18Schwab International Equity ETFs | Fund Details

Currency Risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, will subject the fund to the risk that those currencies will decline in value relative to the U.S. dollar. In either event, the dollar value of an investment in the fund would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund; or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the fund if it is unable to deliver or receive currency or monies in settlement of obligations. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency for the fund’s account. The fund is subject to the risk of a counterparty’s failure, inability or refusal to perform with respect to such contracts.
Depositary Receipt Risk. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, which are similar to GDRs, but are shares of foreign-based corporations generally issued by European banks that trade on exchanges outside of the bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. In addition, the fund may not invest in issuers located in certain countries due to these considerations. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In certain circumstances, the fund may value individual securities based on fair value prices developed using methods approved by the fund’s board of trustees. To the extent the fund calculates its NAV based on fair value prices, the fund’s performance may diverge from the index. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Schwab International Equity ETFs | Fund Details19

Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
In addition, the securities held by the fund are generally traded in markets that close at a different time than the fund’s secondary market and liquidity in those securities may be reduced after the applicable market closing times. Accordingly, during the time when the fund’s secondary market is open but after the applicable foreign market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the fund’s NAV may widen. The fund’s bid/ask spread may also be impacted by the liquidity of the underlying securities held by the fund or in instances of significant volatility of the underlying securities.
20Schwab International Equity ETFs | Fund Details

Schwab Emerging Markets Equity ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, low or negative interest rates, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market, even though these securities may go in and out of favor based on market and economic conditions. The index does not weigh securities on the basis of investor protection limitations or differences in the quality of financial reporting or other oversight mechanisms. Therefore, the fund will follow the securities in the index without consideration of these factors. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.
At times the segment of the markets represented by the index may underperform other market segments. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Index-Related Risk. The index provider does not provide any warranty as to the timeliness, accuracy or completeness of any data relating to the index. Errors relating to the index, including index data, computations and/or construction, may occur from time to time and may not be identified by the index provider for a period of time or at all. Losses resulting from index errors may be borne by the fund and its shareholders.
In addition, market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by large-cap companies. The value of securities issued by
Schwab International Equity ETFs | Fund Details21

mid-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, the fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions, including trade tariffs, embargoes or limitations on trade which could have a significant impact on a country’s markets overall as well as global economies or markets. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. The risks of foreign investments apply to, and may be heightened in connection with, investments in emerging market countries or securities of issuers that conduct their business in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries. Material information about a company in an emerging market country may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. There is often a greater potential for nationalization, expropriation, confiscatory taxation, government regulation, social instability or diplomatic developments (including war) in emerging market countries, which could adversely affect the economies of, or investments in securities of issuers located in, such countries. In addition, emerging markets are substantially smaller than developed markets, and the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, will subject the fund to the risk that those currencies will decline in value relative to the U.S. dollar. In either event, the dollar value of an investment in the fund would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund; or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the fund if it is unable to deliver or receive currency or monies in settlement of obligations. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency for the fund’s account. The fund is subject to the risk of a counterparty’s failure, inability or refusal to perform with respect to such contracts.
Depositary Receipt Risk. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, which are similar to GDRs, but are shares of foreign-based corporations generally issued by European banks that trade on exchanges outside of the bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, match the
22Schwab International Equity ETFs | Fund Details

securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. In addition, the fund may not invest in issuers located in certain countries due to these considerations. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In certain circumstances, the fund may value individual securities based on fair value prices developed using methods approved by the fund’s board of trustees. To the extent the fund calculates its NAV based on fair value prices, the fund’s performance may diverge from the index. In addition, cash flows into and out of the fund, operating expenses and trading costs all affect the ability of the fund to match the performance of the index, because the index does not have to manage cash flows and does not incur any costs.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares. Trading of shares of the fund on a national securities exchange may be halted if exchange officials deem such action appropriate, if the fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the fund’s shares are delisted, the fund may seek to list its shares on another market, merge with another ETF, or redeem its shares at NAV.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The investment adviser
Schwab International Equity ETFs | Fund Details23

cannot predict whether shares will trade above (premium), below (discount) or at NAV. The fund may have a limited number of financial institutions that may act as “Authorized Participants” or market makers. Only Authorized Participants who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as discussed in the “Creation and Redemption” section below). If those Authorized Participants exit the business or are unable to process creation and/or redemption orders (including in situations where Authorized Participants have limited or diminished access to capital required to post collateral), and no other Authorized Participant is able to step forward to create and redeem in either of these cases, fund shares may trade at a discount to NAV like closed-end fund shares (and may even face delisting). Similar effects may result if market makers exit the business or are unable to continue making markets in the fund’s shares. More generally, market makers are not obligated to make a market in the fund’s shares, and Authorized Participants are not obligated to submit purchase or redemption orders for Creation Units. Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. In addition, transactions by large shareholders may account for a large percentage of trading volume on the fund’s primary listing exchange and may, therefore, have a material effect on the market price of the fund’s shares.
The market price of fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the fund shares. The bid/ask spread on ETF shares varies over time based on the fund’s trading volume and market liquidity. As a result, the bid/ask spread on ETF shares is generally larger when the shares have little trading volume or market liquidity and generally lower when the shares have high trading volume or market liquidity. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that investors most want to sell shares. The investment adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities. There are various methods by which investors can purchase and sell shares of the fund and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund.
In addition, the securities held by the fund are generally traded in markets that close at a different time than the fund’s secondary market and liquidity in those securities may be reduced after the applicable market closing times. Accordingly, during the time when the fund’s secondary market is open but after the applicable foreign market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the fund’s NAV may widen. The fund’s bid/ask spread may also be impacted by the liquidity of the underlying securities held by the fund or in instances of significant volatility of the underlying securities.
Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of a fund’s portfolio securities is available in the SAI.
24Schwab International Equity ETFs | Fund Details

Financial Highlights

This section provides further details about each fund’s financial history for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. This information for fiscal years/periods ended August 31, 2016 through August 31, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The information for the fiscal year ended August 31, 2020 has been audited by Deloitte & Touche LLP (Deloitte). Deloitte’s full report is included in each fund’s annual report (see back cover).
Schwab International Equity ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 30.82	$ 33.25	$ 32.51	$ 28.32	$ 28.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.77	1.00	0.98	0.88	0.84
Net realized and unrealized gains (losses)	1.49	(2.30)	0.56	4.02	(0.45)
Total from investment operations	2.26	(1.30)	1.54	4.90	0.39
Less distributions:
Distributions from net investment income	(0.97)	(1.13)	(0.80)	(0.71)	(0.62)
Net asset value at end of period	$ 32.11	$ 30.82	$ 33.25	$ 32.51	$ 28.32
Total return	7.37%	(3.79%)	4.70%	17.76%	1.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06% [2]	0.08%
Net investment income (loss)	2.50%	3.22%	2.91%	2.95%	3.06%
Portfolio turnover rate[3]	6%	8%	5%	5%	5%
Net assets, end of period (x 1,000)	$19,843,632	$18,138,537	$16,294,052	$11,413,011	$6,168,595
1
Calculated based on the average shares outstanding during the period.
2
Effective October 7, 2016 and March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
Schwab International Equity ETFs | Financial Highlights25

Schwab International Small-Cap Equity ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 31.15	$ 35.86	$ 34.80	$ 29.96	$ 29.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.82	0.84	0.73	0.67
Net realized and unrealized gains (losses)	2.36	(4.63)	1.22	4.70	0.50
Total from investment operations	3.00	(3.81)	2.06	5.43	1.17
Less distributions:
Distributions from net investment income	(0.95)	(0.90)	(1.00)	(0.59)	(0.67)
Net asset value at end of period	$ 33.20	$ 31.15	$ 35.86	$ 34.80	$ 29.96
Total return	9.63%	(10.57%)	5.93%	18.52%	4.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.11% [2]	0.12%	0.12%	0.14% [3]	0.17% [4]
Net investment income (loss)	2.07%	2.54%	2.31%	2.31%	2.34%
Portfolio turnover rate[5]	17%	20%	16%	12%	23%
Net assets, end of period (x 1,000)	$2,595,871	$2,186,842	$2,280,998	$1,538,038	$787,951
1
Calculated based on the average shares outstanding during the period.
2
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
3
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Effective March 1, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/16 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
26Schwab International Equity ETFs | Financial Highlights

Schwab Emerging Markets Equity ETF

	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$ 24.82	$ 25.89	$ 26.99	$ 22.56	$ 20.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.79	0.72	0.68	0.71	0.58
Net realized and unrealized gains (losses)	2.34	(1.00)	(1.13)	4.21	1.64
Total from investment operations	3.13	(0.28)	(0.45)	4.92	2.22
Less distributions:
Distributions from net investment income	(0.84)	(0.79)	(0.65)	(0.49)	(0.49)
Net asset value at end of period	$ 27.11	$ 24.82	$ 25.89	$ 26.99	$ 22.56
Total return	12.76%	(0.97%)	(1.79%)	22.40%	11.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.12% [2]	0.13%	0.13%	0.13% [3]	0.14%
Net investment income (loss)	3.16%	2.85%	2.48%	2.96%	2.85%
Portfolio turnover rate[4]	15%	13%	18%	7%	10%
Net assets, end of period (x 1,000)	$7,195,522	$5,804,446	$4,900,591	$4,248,821	$2,009,874
1
Calculated based on the average shares outstanding during the period.
2
Effective February 25, 2020, the annual operating expense ratio was reduced to 0.11%. The ratio presented for the period ended 8/31/20 is a blended ratio.
3
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
Schwab International Equity ETFs | Financial Highlights27

Fund Management

The investment adviser for the funds is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of October 31, 2020, managed approximately $542.1 billion in assets.
As the investment adviser, CSIM oversees the asset management and administration of the funds. As compensation for these services, CSIM receives a management fee from each fund. For the 12 months ended August 31, 2020, these fees were 0.06% for the Schwab International Equity ETF, 0.11% for the Schwab International Small-Cap Equity ETF and 0.12% for Schwab Emerging Markets Equity ETF. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid. Effective February 25, 2020, the management fee for the Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF was reduced from 0.12% and 0.13%, respectively.
Pursuant to the Amended and Restated Advisory Agreement between CSIM and Schwab Strategic Trust (the Trust), on behalf of each fund, CSIM pays the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses.
A discussion regarding the basis for the Board of Trustees’ approval of each fund’s Amended and Restated Advisory Agreement is available in the funds’ 2020 annual report, which covers the period from September 1, 2019 through August 31, 2020.
Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.
Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Paul Holmquist, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Holmquist previously worked on CSIM’s performance team for four years. Prior to joining CSIM in 2011, Mr. Holmquist worked for two years as a registered representative for Charles Schwab & Co., Inc. Prior to that, he worked as an analyst for the Portland House Research Group for two years.
Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.
David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each fund is available in the SAI.
Distributor. The funds’ Distributor is SEI Investments Distribution Co. The Distributor, located at 1 Freedom Valley Drive, Oaks, PA 19456, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the funds and does not maintain a secondary market in shares of the funds.
28Schwab International Equity ETFs | Fund Management

Investing in the Funds

On the following pages, you will find information on buying and selling shares. Most investors will invest in the funds by placing orders through their brokerage account at Charles Schwab & Co., Inc. (Schwab) or an account with another broker/dealer or other intermediary. Authorized Participants (as defined in “Purchase and Redemption of Creation Units,” below) may invest directly in the funds by placing orders for Creation Units through the funds’ transfer agent, State Street Bank and Trust Company (direct orders). Helpful information on taxes is included as well.
The funds generally are not registered for sale in jurisdictions outside the United States and are intended for purchase by persons residing in the United States. A person is considered resident in the United States if at the time of the investment (i) the account has an address of record in the United States or a U.S. territory (including APO/FPO/DPO) and (ii) all account owners are resident in the United States or a U.S. territory and have a valid U.S. taxpayer identification number. If an existing account is updated to reflect a non-U.S. address, the account may be restricted from making additional investments.
Shares of the funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price (the highest price a buyer is willing to pay for a share of a fund) and the ask price (the lowest price a seller is willing to accept for a share of a fund).
Shares of the funds trade under the following trading symbols:
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE
Shares of the funds may be acquired or redeemed directly from the funds only in Creation Units or multiples thereof, as discussed in the “Creation and Redemption” section below. Once created, shares of the funds trade in the secondary market in amounts less than a Creation Unit. The funds do not impose any minimum investment for shares of the funds purchased on an exchange or in the secondary market. Except when aggregated in Creation Units, shares are not redeemable by the funds.
Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more (a premium) or less (a discount) than the NAV of such shares.
Premium/Discount Information
Information showing the number of days the market price of each fund’s shares was greater than the fund’s NAV per share (i.e., at a premium) and the number of days it was less than the fund’s NAV per share (i.e., at a discount), for various time periods, is available by visiting the funds’ website www.schwabfunds.com.
Determination of Net Asset Value

The NAV of a fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading (each, a Business Day). NAV per share is calculated by dividing a fund’s net assets by the number of the fund’s shares outstanding. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a Business Day and accept purchase and redemption orders and calculate their respective NAVs as of the normally scheduled close of regular trading on the NYSE for that day.
In valuing their securities, the funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the investment adviser deems them unreliable, the funds may value securities based on fair values developed using methods approved by the funds’ Board of Trustees.
Schwab International Equity ETFs | Investing in the Funds29

The funds’ Board of Trustees has adopted procedures, which include fair value methodologies, to fair value the funds’ securities when market prices are not “readily available” or are unreliable. For example, the funds may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. The funds’ fair value methodologies seek to ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. Generally, when fair valuing a security, the funds will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and specific market conditions and the specific facts giving rise to the need to fair value the security. The funds make fair value determinations in good faith and in accordance with the fair value methodologies included in the Board of Trustees adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the funds could obtain the fair value assigned to the security upon the sale of such security.
Shareholders of the funds should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of the funds’ portfolios may change on days when it is not possible to buy or sell shares of the funds.
Transactions in fund shares will be priced at NAV only if you purchase or redeem shares directly from the funds in Creation Units. Fund shares that are purchased or sold on a national securities exchange will be effected at prevailing market prices, which may be higher or lower than NAV, and may be subject to brokerage commissions and charges. As described below, purchases and redemptions of Creation Units will be priced at the NAV next determined after receipt of the purchase or redemption order.
Purchase and Redemption of Creation Units

Creation and Redemption
The shares that trade in the secondary market are “created” at NAV. The funds issue and redeem shares only in Creation Units, which are large blocks of shares. Only institutional investors who have entered into an authorized participant agreement (known as Authorized Participants) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed in exchange for a specified basket of securities approximating the holdings of the funds and/or a designated amount of cash. Each Business Day, prior to the opening of trading, the funds publish the specific securities and designated amount of cash included in that day’s basket for the funds through the National Securities Clearing Corporation (NSCC) or other method of public dissemination. The funds reserve the right to accept or pay out a basket of securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received and deemed acceptable by the transfer agent. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day and are also subject to acceptance by the funds and the transfer agent.
Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a Depository Trust Company participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the SAI.
Authorized Participants and the Continuous Offering of Shares
Because new shares may be created and issued on an ongoing basis, at any point during the life of the funds, a “distribution,” as such term is used in the Securities Act of 1933, as amended (Securities Act), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in them being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.
30Schwab International Equity ETFs | Investing in the Funds

Creation and Redemption Transaction Fees for Creation Units
The funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The creation and redemption transaction fees applicable to the funds are listed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The standard fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee will be the amount indicated below regardless of the number of Creation Units redeemed that day. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the funds. Purchasers and redeemers of Creation Units for cash may also be subject to an additional variable charge up to the maximum amount shown in the table below. This additional variable charge will offset the transaction costs to the funds of buying or selling portfolio securities. In certain circumstances, the cost of any standard transaction fees and/or additional variable charges may be waived by a fund when doing so is believed to be in the best interests of the fund. From time to time, the investment adviser may cover the cost of any transaction fees.
The following table shows, as of November 30, 2020, the approximate value of one Creation Unit of each fund, including the standard and maximum additional creation and redemption transaction fee. These fees are payable only by investors who purchase shares directly from the funds. Retail investors who purchase shares through their brokerage account will not pay these fees. Investors who use the services of a broker or other such intermediary may pay fees for such services.
Name of Fund	Approximate Value of One Creation Unit	Standard Creation/Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
Schwab International Equity ETF	$3,482,000	$10,000	3.0%	2.0%
Schwab International Small-Cap Equity ETF	$3,590,000	$10,000	3.0%	2.0%
Schwab Emerging Markets Equity ETF	$2,942,000	$ 6,000	3.0%	2.0%
*	As a percentage of total amount invested or redeemed.
Additional Policies

Policy regarding short-term or excessive trading. The funds do not impose any restrictions on the frequency of purchases and redemptions of fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the funds, the Board of Trustees considered the structure of the funds as ETFs and that fund shares are purchased and redeemed directly with the funds only in large quantities (Creation Units) by Authorized Participants who are authorized to purchase and redeem shares directly with the funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the funds accommodate frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The funds reserve the right to reject or limit any purchase order at any time.
The funds reserve the right to impose restrictions on disruptive or abusive trading. Such trading is defined by the funds as purchases and sales of fund shares in amounts and frequency determined by the funds to be significant and in a pattern of activity that can potentially be detrimental to the funds and their shareholders. Such adverse effects can include diluting the value of the shareholders’ holdings, increasing fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains, or forcing funds to hold excess levels of cash. The funds may reject purchase or redemption orders in such instances. The funds also impose a transaction fee on Creation Unit transactions that is designed to offset the funds’ transfer and other transaction costs associated with the issuance and redemption of the Creation Units. The Board of Trustees may determine that policies and procedures regarding the frequency of purchases and redemptions of fund shares are necessary in the future.
Investments by Registered Investment Companies. Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the funds. Registered investment companies are permitted to invest in the funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the funds.
Payments to Financial Intermediaries. The investment adviser or its affiliates make payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, insurance companies, retirement plan service providers and other
Schwab International Equity ETFs | Investing in the Funds31

financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. The investment adviser or its affiliates also make payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries in connection with certain activities or services which may facilitate, directly or indirectly, investment in the funds. These payments may relate to marketing and/or fund promotion activities and presentations, educational training programs, conferences, the development and support of technology platforms and/or reporting systems, data analytics and support, or making shares of the funds available to their customers. These payments, which may be significant, are paid by the investment adviser or its affiliates out of their own resources and not from the assets of the funds.
Payments to a financial intermediary may create potential conflicts of interest between the intermediary and its clients as the payments may provide such intermediary with an incentive to favor sales of shares of the funds over other investment options they make available to their customers. Please see the SAI for additional information.
Distributions and Taxes

Any investment in the funds typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) website at www.irs.gov.
As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Dividends from net investment income, if any, are generally declared and paid semiannually. Net realized capital gains, if any, are generally declared and paid annually, although the funds may do so more frequently as determined by the Board of Trustees. Although it is not generally expected, if a fund’s distributions exceed its realized taxable income and capital gains during a taxable year, then all or a portion of the distributions made during that year may be characterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Each fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the funds are distributed on a pro rata basis to beneficial owners of such shares. During the fourth quarter of the year, typically in early November, an estimate of the funds’ year-end distributions, if any, may be made available on the funds’ website www.schwabfunds.com.
Unless you are investing through an IRA, 401(k) or other tax-advantaged account, your fund distributions generally have tax consequences. Each fund’s net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. The maximum individual rate applicable to long-term capital gains and qualified dividend income is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.
Generally, any sale of your shares is a taxable event. A sale of your shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gains distributions received (or deemed received) by you with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
At the beginning of every year, the funds provide shareholders with information detailing the tax status of any distributions the funds paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.
32Schwab International Equity ETFs | Investing in the Funds

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution. You can avoid “buying a dividend,” as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
Shareholders in the funds may have additional tax considerations as a result of foreign tax payments made by the funds. Typically, these payments will reduce the funds’ dividends but, if eligible, a fund may elect for these payments to be included in your taxable income. In such event, you may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund.
Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a fund, as discussed in more detail in the SAI. Furthermore, the funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a fund to enable the fund to determine whether withholding is required.
Taxes on Creation and Redemption of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible. Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the funds’ shares (or securities surrendered) have been held for more than one year and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Additional Information

Index Provider
FTSE International Limited (FTSE) is an independent company whose sole business is the creation and management of indexes and associated data services. FTSE calculates hundreds of thousands of indexes daily, including more than 1,400 real-time indexes. FTSE® is a trademark owned by London Stock Exchange Group companies (LSEG) and is used by FTSE under license. FTSE is not affiliated with the funds, CSIM, the Distributor or any of their respective affiliates.
CSIM has entered into a license agreement with FTSE to use the FTSE Developed ex US Index, FTSE Emerging Index and FTSE Developed Small Cap ex US Liquid Index (the Indexes). Fees payable under the license agreement are paid by CSIM. FTSE has no obligation to continue to provide the Indexes to CSIM beyond the term of the license agreement.
Disclaimers
The funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by LSEG (together the Licensor Parties) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indexes and/or the figure at which the said Index stands at any particular time on any particular day or otherwise and/or the suitability of the Indexes for the purposes to which they are being put in connection with the funds. The Licensor Parties make no representation or warranty, express or implied, to the owners of shares of the funds or any member of the public regarding the advisability of trading in the funds. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to CSIM or its clients. The Indexes are compiled and calculated by FTSE or its agent. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indexes and none of the Licensor Parties shall be
Schwab International Equity ETFs | Investing in the Funds33

under any obligation to advise any person of any error therein. FTSE® is a trademark of LSEG and is used by FTSE under license. All rights in the Indexes vest in FTSE.
Shares of the funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the funds or any member of the public regarding the ability of a fund to track the total return performance of its underlying index or the ability of the underlying index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any underlying index, nor in the determination of the timing of, prices of, or quantities of shares of the funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the funds in connection with the administration, marketing or trading of the shares of the funds.
NYSE Arca shall have no liability for damages, claims, losses or expenses caused by any errors, omissions, or delays in calculating or disseminating any current index or portfolio value; the current value of the portfolio of securities required to be deposited to the funds; the amount of any dividend equivalent payment or cash distribution to holders of shares of the funds; net asset value; or other information relating to the creation, redemption or trading of shares of the funds, resulting from any negligent act or omission by NYSE Arca, or any act, condition or cause beyond the reasonable control of NYSE Arca, including, but not limited to, an act of God; fire; flood; extraordinary weather conditions; war; insurrection; riot; strike; accident; action of government; communications or power failure; equipment or software malfunction; or any error, omission or delay in the reporting of transactions in one or more underlying securities. NYSE Arca makes no warranty, express or implied, as to results to be obtained by any person or entity from the use of any underlying index or data included therein and NYSE Arca makes no express or implied warranties, and disclaims all warranties of merchantability or fitness for a particular purpose with respect to shares of the funds or any underlying index or data included therein.
The funds and CSIM do not guarantee the accuracy and/or the completeness of the indexes or any data included therein and shall have no liability for any errors, omissions, or interruptions therein. The funds and CSIM make no warranty, express or implied, as to results to be obtained by the funds, or any other person or entity from the use of the indexes or any data included therein. The funds and CSIM make no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein, without limiting any of the foregoing, in no event shall the funds and CSIM have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.
34Schwab International Equity ETFs | Investing in the Funds

Prospectus | December 18, 2020
Schwab International Equity ETFs

To Learn More
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Recent information regarding the funds’ NAV, market price, premiums and discounts, and bid-ask spreads is available at www.schwabfunds.com.
Annual and semiannual reports, which are sent to current fund investors, contain more information about the funds’ holdings and detailed financial information about the funds. Annual reports also contain information from the funds’ manager(s) about strategies, recent market conditions and trends and their impact on fund performance during the funds’ last fiscal period.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab ETFs at 1-877-824-5615. In addition, you may visit the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus for a free copy of a prospectus, SAI or an annual or semiannual report.
The SAI, the funds’ annual and semiannual reports and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.
SEC File Number
Schwab Strategic Trust	811-22311
REG51683-13